SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Net sales	[1]	$ 14,052	$ 15,921	$ 24,310
Cost of net sales
Cost of net sales		11,385	16,996	20,781
Gross profit (loss) by Segment		2,667	(1,075)	3,529
Operating expenses:
Research and development		4,762	6,886	8,083
Total operating expenses		7,054	4,244	26,772
Operating loss		(4,387)	(5,319)	(23,243)
Interest income		2,154	1,136	990
Interest expense				(10)
Other income, net		(706)	1,649	(2,166)
Income tax benefit (expense)		(2,063)	(3,294)	1,782
Net loss		(5,002)	(5,828)	(23,676)
Comprehensive loss		(11,497)	(9,554)	(22,116)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		862	769	693
Total operating expenses		862	769	693
Operating loss		(862)	(769)	(693)
Loss before income taxes and equity in loss of affiliated companies		(862)	(769)	(693)
Equity in net loss of affiliated companies		(4,140)	(5,059)	(22,983)
Net loss		(5,002)	(5,828)	(23,676)
Other comprehensive income (loss), net of tax		(6,495)	(3,726)	1,560
Comprehensive loss		$ (11,497)	$ (9,554)	$ (22,116)

[1]	Revenue recognized for the years ended December 31, 2022, 2021 and 2020 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.3 million, $0.4 million and $1.2 million, respectively.